Risk Management and Financial Instruments - Schedule of Maximum Horizon (Details)	12 Months Ended
Dec. 31, 2024
AAA [Member]
Schedule of Losses are Expected Based on the Client’s Operational History and Credit [Line Items]
Percentage Equity	2.00%
Maximum horizon	5 years
AA [Member]
Schedule of Losses are Expected Based on the Client’s Operational History and Credit [Line Items]
Percentage Equity	1.00%
Maximum horizon	3 years
A [Member]
Schedule of Losses are Expected Based on the Client’s Operational History and Credit [Line Items]
Percentage Equity	0.50%
Maximum horizon	2 years
BBB [Member]
Schedule of Losses are Expected Based on the Client’s Operational History and Credit [Line Items]
Percentage Equity	0.25%
Maximum horizon	1 year